Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,388	$ 2,428	$ 2,129
Short-term investments			6,441
Accounts receivable	571	518	228
Inventory	632	554	415
Prepaid expenses	360	389	134
Total current assets	5,951	3,889	9,347
Fixed assets, net	993	961	793
Deposits	51	51	51
Operating lease right-of-use asset	586	646	873
Deferred offering costs	439	798	25
TOTAL ASSETS	8,020	6,345	11,089
Current liabilities:
Accounts payable	266	433	550
Accrued expenses	941	808	717
Current portion of accrued commissions	792	470	1,035
Current portion of operating lease liability	263	256	228
Convertible notes payable and accrued interest		1,173
Total current liabilities	2,262	3,140	2,530
Accrued commissions, net of current portion	1,774	1,999	1,624
Operating lease liability, net of current portion	360	428	683
Total liabilities	4,396	5,567	4,837
Commitments and contingencies (Note 8)
Stockholders’ equity:
Common stock, value	4	3	1
Additional paid-in capital	58,969	55,894	45,843
Accumulated deficit	(58,649)	(55,073)	(39,492)
Accumulated other comprehensive loss		(46)	(100)
Total stockholders’ equity	3,624	778	6,252
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	8,020	6,345	$ 11,089
Series A Convertible Preferred Stock
Stockholders’ equity:
Series A convertible preferred stock, $0.001 par value; 4,500,000 shares authorized at March 31, 2024 and December 31, 2023; 256,968 and 0 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 3,300